Business combinations: (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Jul. 31, 2010 Westport Light Duty Canada Inc. (previously named Juniper Engines Inc.) USD ($)	Jul. 02, 2010 Westport Light Duty Canada Inc. (previously named Juniper Engines Inc.) USD ($)	Mar. 31, 2010 Westport Light Duty Canada Inc. (previously named Juniper Engines Inc.) USD ($)	Jul. 31, 2011 Emer USD ($)	Dec. 31, 2011 Emer USD ($)	Dec. 31, 2011 Emer USD ($)	Mar. 31, 2011 Emer USD ($)	Jul. 02, 2011 Emer USD ($)	Jul. 31, 2011 Emer Minimum	Jul. 31, 2011 Emer Maximum	Oct. 31, 2011 AFV USD ($)	Dec. 31, 2011 AFV USD ($)	Dec. 31, 2011 AFV USD ($)	Mar. 31, 2011 AFV USD ($)	Oct. 11, 2011 AFV USD ($)	Oct. 11, 2011 AFV CAD	Jul. 31, 2010 OMVL	Mar. 31, 2011 OMVL USD ($)	Jul. 02, 2010 OMVL USD ($)	Jul. 02, 2010 OMVL EUR (€)
Business combinations
Percentage of outstanding shares acquired					51.00%						100.00%							100.00%	100.00%			100.00%	100.00%
Number of common shares issued							881,860							33,161
Closing price of shares (in dollars per share)											$ 25.06							$ 28.74	29.56
Existing net debt assumed							$ 77,000							$ 1,087
Repayment of debt	53,057						36,300							420
Balance amount of debt assumed											40,700							667
Consideration allocated to:
Property, plant and equipment											17,644
Other tangible assets, including cash											60,532
Total tangible assets																		2,161				23,531
Intangible assets subject to amortization											32,954							2,638				6,338
Goodwill											50,774							2,701				7,573
Total assets acquired											161,904							7,500				37,442
Long-term debt											(83,272)
Other liabilities											(38,926)
Total liabilities																		(3,561)				(11,731)
Total net assets acquired											39,706							3,939				25,711
Consideration:
Cash											17,607							2,558				17,146
Common shares											22,099							953
Contingent consideration payable																		428
Long-term payable																						8,565
Fair value of consideration											39,706							3,939				25,711
Cash											11,073							8				4,130
Amortization period of intangible assets		5 years	20 years									5 years	20 years	8 years
Foreign exchange rate used to translate net assets acquired, liabilities assumed and purchase consideration											1.45							6.6712	6.6712			1.26	1.26
Consolidated revenue								31,831							2,566						23,713
Consolidated net loss								1,924							191						5,138
Consolidated pro forma revenue									247,216	219,609						201,707	148,062				158,580
Consolidated pro forma net loss									54,927	31,322						43,064	42,724				39,785
Acquisition related expenses									1,683							93					397
Consideration payable on the third anniversary of the closing date																						10,778	7,600
Credit adjusted risk free rate used in measurement of fair value of consideration payable																				3.72%
Percentage of ownership interest previously held					49.00%
Gain recognized on remeasurement of net assets and liabilities held prior to transaction				184
Loss from investment accounted for by the equity method	$ (1,500)				$ 155	$ 983